Short-Term Borrowings, Excluding Current Portion of Long-Term Debt (Parenthetical) (Detail) - Unsecured short-term loans from financial institutions	Mar. 31, 2015	Mar. 31, 2014
Japanese Yen Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions, Weighted-average variable rate per annum	0.70%	0.50%
Euro Denominated Borrowing
Short-term Debt [Line Items]
Unsecured short-term loans from financial institutions, Weighted-average variable rate per annum	1.30%	1.30%